Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 530,577		$ 566,338		$ 17,266
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	17,784,651		19,501,274		$ 578,739
Acquisition of intangible assets	2,756,155	$ 89,689	1,924,924	$ 2,009,031
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	5,744,098		2,778,544	2,085,425
Accounts receivable-related parties, net	529,525		555,064
Refund liability, current	1,545		1,841
Acquisition of intangible assets	266,053		181,254	335,425
Associates [member] | Stock of Wellysun Inc [Member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price				$ 25,000
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares				1,000
Associates [member] | Stock of Artery Technology Corporation [Member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 13,929
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares			82
Other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	40,474		$ 38,797	$ 26,856
Accounts receivable-related parties, net	1,052		11,274
Refund liability, current	7		27
Mask expenditure	2,581,409		1,861,438	1,811,827
Other payables of mask expenditure	812,185		560,042	532,810
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	5,784,572		2,817,341	$ 2,112,281
Refund liability, current	$ 1,552		$ 1,868